Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Summary of Charges Related to Restructuring Activities

The following table summarizes the charges related to the restructuring activities as of December 31, 2016:

(in thousands)	Expenses	Less: Payments	Less: Non-Cash Expenses	Accrued Restructuring Expenses at December 31, 2016
Severance, benefits and related costs due to workforce reduction	$5,710	$(3,565)	$(1,371)	$774
Totals	$5,710	$(3,565)	$(1,371)	$774